Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 85.7%	Shares	Value
Communication Services - 8.7%
Alphabet, Inc. - Class A	80,284	$16,379,542
Alphabet, Inc. - Class C	65,388	13,443,773
AT&T, Inc.	98,592	2,339,588
Charter Communications, Inc. - Class A (a)(b)	1,288	444,991
Comcast Corp. - Class A	52,444	1,765,265
Electronic Arts, Inc.	3,244	398,720
Fox Corp. - Class A	3,019	154,513
Fox Corp. - Class B	1,784	86,703
Interpublic Group of Cos., Inc.	5,096	146,102
Live Nation Entertainment, Inc. (a)	2,147	310,628
Match Group, Inc.	3,447	123,058
Meta Platforms, Inc. - Class A	29,952	20,642,319
Netflix, Inc. (a)	5,846	5,710,139
News Corp. - Class A	5,178	145,605
News Corp. - Class B	1,528	48,361
Omnicom Group, Inc.	2,640	229,126
Paramount Global - Class B	8,174	88,933
Take-Two Interactive Software, Inc. (a)	2,232	414,058
T-Mobile US, Inc.	6,661	1,551,813
Verizon Communications, Inc.	57,839	2,278,278
Walt Disney Co.	24,857	2,810,333
Warner Bros Discovery, Inc. (a)	30,669	320,184
		69,832,032

Consumer Discretionary - 10.0%
Airbnb, Inc. - Class A (a)	5,916	776,002
Amazon.com, Inc. (a)	128,585	30,562,083
Aptiv PLC (a)	3,198	199,619
AutoZone, Inc. (a)	218	730,346
Best Buy Co., Inc.	2,644	227,014
Booking Holdings, Inc.	426	2,018,201
BorgWarner, Inc.	2,987	95,285
Caesars Entertainment, Inc. (a)	2,907	104,797
CarMax, Inc. (a)	2,123	181,814
Carnival Corp. (a)	14,273	394,934
Chipotle Mexican Grill, Inc. (a)	18,700	1,091,145
Darden Restaurants, Inc.	1,599	312,189
Deckers Outdoor Corp. (a)	2,084	369,618
Domino's Pizza, Inc.	444	199,409
DR Horton, Inc.	3,969	563,201
eBay, Inc.	6,552	442,129
Expedia Group, Inc. (a)	1,667	284,974
Ford Motor Co. (b)	53,641	540,701
Garmin Ltd. (b)	2,106	454,580
General Motors Co.	15,100	746,846
Genuine Parts Co.	1,876	218,085
Hasbro, Inc.	1,774	102,608
Hilton Worldwide Holdings, Inc.	3,310	847,592
Home Depot, Inc.	13,645	5,621,467
Las Vegas Sands Corp.	4,780	219,067
Lennar Corp. - Class A	3,246	426,005
LKQ Corp.	3,562	133,183
Lowe's Cos., Inc.	7,775	2,021,811
Lululemon Athletica, Inc. (a)	1,540	637,868
Marriott International, Inc. - Class A	3,141	912,743
McDonald's Corp.	9,826	2,836,766
MGM Resorts International (a)	3,084	106,336
Mohawk Industries, Inc. (a)	717	87,689
NIKE, Inc. - Class B	16,357	1,257,853
Norwegian Cruise Line Holdings Ltd. (a)	6,004	170,213
NVR, Inc. (a)(b)	39	312,631
O'Reilly Automotive, Inc. (a)	786	1,017,414
Pool Corp.	490	168,683
PulteGroup, Inc. (b)	2,811	319,836
Ralph Lauren Corp.	518	129,345
Ross Stores, Inc.	4,528	681,736
Royal Caribbean Cruises Ltd.	3,399	906,173
Starbucks Corp.	15,536	1,672,916
Tapestry, Inc.	3,171	231,293
Tesla Motors, Inc. (a)	38,355	15,518,433
TJX Cos., Inc.	15,464	1,929,753
Tractor Supply Co.	7,306	397,154
Ulta Beauty, Inc. (a)	607	250,175
Wynn Resorts Ltd.	1,234	107,173
Yum! Brands, Inc.	3,807	496,814
		80,033,702

Consumer Staples - 4.8%
Altria Group, Inc.	23,277	1,215,758
Archer-Daniels-Midland Co.	6,541	335,095
Brown-Forman Corp. - Class B	2,473	81,634
Bunge Global SA	1,884	143,429
Church & Dwight Co., Inc.	3,326	350,959
Clorox Co.	1,679	266,424
Coca-Cola Co.	53,258	3,380,818
Colgate-Palmolive Co.	11,204	971,387
Conagra Brands, Inc.	6,530	169,062
Constellation Brands, Inc. - Class A	2,138	386,550
Costco Wholesale Corp.	6,047	5,925,334
Dollar General Corp.	3,003	213,393
Dollar Tree, Inc. (a)	2,773	203,400
Estee Lauder Cos., Inc. - Class A	3,176	264,974
General Mills, Inc.	7,618	458,147
Hershey Co.	1,988	296,709
Hormel Foods Corp.	3,956	118,601
J M Smucker Co.	1,455	155,525
Kellanova	3,676	300,439
Kenvue, Inc.	26,313	560,204
Keurig Dr Pepper, Inc.	15,438	495,560
Kimberly-Clark Corp.	4,550	591,363
Kroger Co.	9,127	562,588
Lamb Weston Holdings, Inc. (b)	1,922	115,205
McCormick & Co., Inc.	3,461	267,293
Molson Coors Beverage Co. - Class B	2,377	130,141
Mondelez International, Inc. - Class A	18,373	1,065,450
Monster Beverage Corp. (a)	9,615	468,347
PepsiCo, Inc.	18,821	2,836,136
Philip Morris International, Inc.	21,346	2,779,249
Procter & Gamble Co.	32,334	5,367,121
Sysco Corp.	6,710	489,293
Target Corp. (b)	6,317	871,177
The Campbell's Co.	2,657	103,012
The Kraft Heinz Co.	12,093	360,855
Tyson Foods, Inc. - Class A	3,895	220,029
Walgreens Boots Alliance, Inc.	9,839	101,145
Walmart, Inc.	59,613	5,851,612
		38,473,418

Energy - 2.8%
APA Corp.	5,063	111,032
Baker Hughes Co.	13,597	627,909
Chevron Corp. (b)	22,932	3,421,225
ConocoPhillips (b)	17,768	1,756,011
Coterra Energy, Inc.	10,084	279,529
Devon Energy Corp.	9,015	307,412
Diamondback Energy, Inc.	2,535	416,653
EOG Resources, Inc.	7,713	970,218
EQT Corp.	8,196	418,980
Exxon Mobil Corp.	60,356	6,447,831
Halliburton Co. (b)	12,039	313,255
Hess Corp.	3,772	524,421
Kinder Morgan, Inc.	26,555	729,731
Marathon Petroleum Corp.	4,395	640,395
Occidental Petroleum Corp.	9,255	431,746
ONEOK, Inc.	7,993	776,680
Phillips 66	5,660	667,144
Schlumberger Ltd.	19,381	780,667
Targa Resources Corp.	2,979	586,267
Texas Pacific Land Corp.	243	315,212
Valero Energy Corp.	4,333	576,289
Williams Cos., Inc.	16,722	926,900
		22,025,507

Financials - 12.3%
Aflac, Inc.	6,865	737,164
Allstate Corp.	3,624	697,004
American Express Co.	7,637	2,424,366
American International Group, Inc.	8,545	629,425
Ameriprise Financial, Inc.	1,292	702,021
Aon PLC - Class A	2,956	1,096,144
Apollo Global Management, Inc.	6,140	1,049,817
Arch Capital Group Ltd.	5,124	476,891
Arthur J Gallagher & Co.	3,426	1,034,035
Assurant, Inc.	703	151,279
Bank of America Corp.	91,728	4,247,006
Bank of New York Mellon Corp.	9,960	855,863
Berkshire Hathaway, Inc. - Class B (a)	25,184	11,802,985
Blackrock, Inc.	1,960	2,107,980
Blackstone, Inc.	9,895	1,752,503
Brown & Brown, Inc.	3,227	337,738
Capital One Financial Corp.	5,211	1,061,533
Cboe Global Markets, Inc.	1,433	292,805
Charles Schwab Corp.	20,533	1,698,490
Chubb Ltd.	5,126	1,393,657
Cincinnati Financial Corp.	2,141	293,424
Citigroup, Inc.	25,978	2,115,388
Citizens Financial Group, Inc.	6,017	286,229
CME Group, Inc.	4,940	1,168,409
Corpay, Inc. (a)	940	357,661
Discover Financial Services	3,447	693,157
Erie Indemnity Co. - Class A (b)	321	129,347
Everest Group Ltd.	553	192,173
FactSet Research Systems, Inc.	489	231,986
Fidelity National Information Services, Inc.	7,360	599,619
Fifth Third Bancorp	9,190	407,209
Fiserv, Inc. (a)	7,796	1,684,248
Franklin Resources, Inc.	4,235	94,186
Global Payments, Inc.	3,490	393,846
Globe Life, Inc.	1,123	137,107
Goldman Sachs Group, Inc.	4,299	2,753,080
Hartford Financial Services Group, Inc.	3,947	440,288
Huntington Bancshares, Inc.	19,947	343,088
Intercontinental Exchange, Inc.	7,863	1,256,743
Invesco Ltd.	6,172	118,688
Jack Henry & Associates, Inc.	982	170,956
JPMorgan Chase & Co.	38,650	10,331,145
KeyCorp.	13,619	244,870
KKR & Co., Inc.	9,248	1,545,063
Loews Corp.	2,455	209,780
M&T Bank Corp.	2,265	455,809
MarketAxess Holdings, Inc.	486	107,226
Marsh & McLennan Cos., Inc.	6,709	1,455,048
Mastercard, Inc. - Class A	11,239	6,242,478
MetLife, Inc.	7,960	688,620
Moody's Corp.	2,135	1,066,304
Morgan Stanley	17,042	2,359,124
MSCI, Inc.	1,052	627,802
Nasdaq, Inc.	5,671	466,950
Northern Trust Corp.	2,723	305,766
PayPal Holdings, Inc. (a)(b)	13,765	1,219,304
PNC Financial Services Group, Inc.	5,451	1,095,378
Principal Financial Group, Inc.	2,881	237,538
Progressive Corp.	8,014	1,974,970
Prudential Financial, Inc.	4,883	589,671
Raymond James Financial, Inc.	2,484	418,504
Regions Financial Corp.	12,473	307,335
S&P Global, Inc.	4,345	2,265,526
State Street Corp.	3,988	405,261
Synchrony Financial	5,313	366,491
T Rowe Price Group, Inc.	3,032	354,501
Travelers Cos., Inc.	3,094	758,587
Truist Financial Corp.	18,206	866,970
US Bancorp	21,413	1,023,113
Visa, Inc. - Class A	23,706	8,102,711
W R Berkley Corp.	4,133	243,144
Wells Fargo & Co.	45,737	3,604,076
Willis Towers Watson PLC	1,382	455,459
		98,810,062

Health Care - 9.1%
Abbott Laboratories	23,830	3,048,572
AbbVie, Inc.	24,252	4,459,943
Agilent Technologies, Inc.	3,914	593,049
Align Technology, Inc. (a)	946	207,278
Amgen, Inc.	7,349	2,097,552
Baxter International, Inc.	7,002	227,985
Becton Dickinson & Co.	3,936	974,554
Biogen, Inc. (a)	1,962	282,391
Bio-Techne Corp.	2,174	159,898
Boston Scientific Corp. (a)	20,218	2,069,515
Bristol-Myers Squibb Co.	27,869	1,642,878
Cardinal Health, Inc.	3,287	406,470
Cencora, Inc.	2,386	606,545
Centene Corp. (a)	6,928	443,600
Charles River Laboratories International, Inc. (a)	701	115,497
Cigna Group	3,795	1,116,527
Cooper Cos., Inc. (a)	2,735	264,064
CVS Health Corp.	17,273	975,579
Danaher Corp.	8,833	1,967,462
DaVita, Inc. (a)	581	102,372
DexCom, Inc. (a)	5,329	462,717
Edwards Lifesciences Corp. (a)	8,065	584,309
Elevance Health, Inc.	3,157	1,249,225
Eli Lilly & Co. (b)	10,787	8,749,120
GE HealthCare Technologies, Inc.	6,267	553,376
Gilead Sciences, Inc.	17,116	1,663,675
HCA Healthcare, Inc.	2,476	816,857
Henry Schein, Inc. (a)	1,691	135,280
Hologic, Inc. (a)	3,161	228,035
Humana, Inc.	1,636	479,724
IDEXX Laboratories, Inc. (a)(b)	1,097	462,989
Incyte Corp. (a)	2,187	162,188
Insulet Corp. (a)	946	263,348
Intuitive Surgical, Inc. (a)	4,885	2,793,634
IQVIA Holdings, Inc. (a)	2,348	472,793
Johnson & Johnson	33,054	5,029,166
Labcorp Holdings, Inc.	1,119	279,526
McKesson Corp.	1,720	1,022,970
Medtronic PLC	17,583	1,596,888
Merck & Co., Inc. (b)	34,753	3,434,291
Mettler-Toledo International, Inc. (a)	272	371,128
Moderna, Inc. (a)	4,617	182,002
Molina Healthcare, Inc. (a)	779	241,809
Pfizer, Inc.	77,845	2,064,449
Quest Diagnostics, Inc. (b)	1,523	248,401
Regeneron Pharmaceuticals, Inc. (a)	1,441	969,764
ResMed, Inc.	1,976	466,692
Revvity, Inc.	1,653	208,493
Solventum Corp. (a)	1,865	138,122
STERIS PLC	1,314	289,934
Stryker Corp.	4,674	1,828,889
Teleflex, Inc.	598	107,784
Thermo Fisher Scientific, Inc.	5,224	3,122,646
UnitedHealth Group, Inc. (b)	12,619	6,845,681
Universal Health Services, Inc. - Class B	798	150,471
Vertex Pharmaceuticals, Inc. (a)	3,529	1,629,269
Viatris, Inc.	16,395	184,936
Waters Corp. (a)	807	335,292
West Pharmaceutical Services, Inc.	975	333,011
Zimmer Biomet Holdings, Inc.	2,734	299,318
Zoetis, Inc.	6,194	1,058,555
		73,278,488

Industrials - 7.3%
3M Co.	7,482	1,138,760
A O Smith Corp.	1,619	108,959
Allegion PLC	1,162	154,232
AMETEK, Inc.	3,149	581,179
Automatic Data Processing, Inc.	5,588	1,693,220
Axon Enterprise, Inc. (a)	976	636,528
Boeing Co. (a)	10,267	1,812,331
Broadridge Financial Solutions, Inc.	1,591	379,008
Builders FirstSource, Inc. (a)	1,568	262,295
Carrier Global Corp.	11,429	747,228
Caterpillar, Inc.	6,602	2,452,247
CH Robinson Worldwide, Inc.	1,608	159,980
Cintas Corp.	4,671	936,863
Copart, Inc. (a)	12,015	696,029
CSX Corp.	26,499	871,022
Cummins, Inc.	1,852	659,775
Dayforce, Inc. (a)	2,158	152,657
Deere & Co.	3,490	1,663,194
Delta Air Lines, Inc.	8,768	589,823
Dover Corp.	1,852	377,215
Eaton Corp. PLC	5,392	1,760,165
Emerson Electric Co.	7,812	1,015,169
Equifax, Inc.	1,681	461,905
Expeditors International of Washington, Inc.	1,888	214,439
Fastenal Co.	7,847	574,714
FedEx Corp.	3,065	811,827
Fortive Corp.	4,767	387,700
GE Vernova, Inc.	3,763	1,403,147
Generac Holdings, Inc. (a)	808	120,659
General Dynamics Corp.	3,536	908,681
General Electric Co.	14,834	3,019,757
Honeywell International, Inc.	8,928	1,997,372
Howmet Aerospace, Inc.	5,573	705,430
Hubbell, Inc.	734	310,489
Huntington Ingalls Industries, Inc.	504	99,419
IDEX Corp.	1,018	228,348
Illinois Tool Works, Inc.	3,674	952,154
Ingersoll Rand, Inc.	5,531	518,808
Jacobs Solutions, Inc.	1,685	236,119
JB Hunt Trasport Services, Inc.	1,068	182,863
Johnson Controls International PLC	9,157	714,246
L3Harris Technologies, Inc.	2,571	545,078
Leidos Holdings, Inc.	1,803	256,080
Lennox International, Inc.	412	244,077
Lockheed Martin Corp.	2,888	1,337,000
Masco Corp.	2,949	233,797
Nordson Corp.	742	163,403
Norfolk Southern Corp.	3,084	787,345
Northrop Grumman Corp.	1,849	900,962
Old Dominion Freight Line, Inc.	2,548	472,934
Otis Worldwide Corp.	5,486	523,474
PACCAR, Inc.	7,178	795,897
Parker-Hannifin Corp.	1,743	1,232,388
Paychex, Inc.	4,381	646,942
Paycom Software, Inc.	626	129,933
Pentair PLC	2,256	233,902
Quanta Services, Inc.	1,986	610,914
Republic Services, Inc.	2,792	605,501
Rockwell Automation, Inc.	1,540	428,782
Rollins, Inc.	3,830	189,585
RTX Corp.	18,251	2,353,466
Snap-On, Inc.	719	255,353
Southwest Airlines Co.	8,235	252,897
Stanley Black & Decker, Inc.	2,113	186,092
Textron, Inc.	2,517	192,576
Trane Technologies PLC	3,068	1,112,917
TransDigm Group, Inc.	766	1,036,658
Uber Technologies, Inc. (a)	28,910	1,932,634
Union Pacific Corp.	8,320	2,061,613
United Airlines Holdings, Inc. (a)	4,491	475,327
United Parcel Service, Inc. - Class B	10,016	1,144,128
United Rentals, Inc.	888	673,157
Veralto Corp.	3,398	351,319
Verisk Analytics, Inc.	1,904	547,286
W.W. Grainger, Inc.	571	606,785
Waste Management, Inc.	5,003	1,101,961
Westinghouse Air Brake Technologies Corp.	2,342	486,949
Xylem, Inc.	3,299	409,208
		58,214,276

Information Technology - 26.9%(c)
Accenture PLC - Class A	8,559	3,294,787
Adobe, Inc. (a)	6,010	2,629,074
Advanced Micro Devices, Inc. (a)	22,265	2,581,627
Akamai Technologies, Inc. (a)(b)	2,063	206,094
Amphenol Corp. - Class A	16,550	1,171,409
Analog Devices, Inc.	6,821	1,445,302
ANSYS, Inc. (a)	1,169	409,734
Apple, Inc.	207,685	49,013,660
Applied Materials, Inc.	11,299	2,037,775
Arista Networks, Inc. (a)	14,157	1,631,311
Autodesk, Inc. (a)	2,940	915,340
Broadcom, Inc.	64,160	14,196,683
Cadence Design System, Inc. (a)	3,745	1,114,587
CDW Corp.	1,801	358,651
Cisco Systems, Inc. (b)	54,746	3,317,608
Cognizant Technology Solutions Corp. - Class A	6,812	562,739
Corning, Inc.	10,564	550,173
Crowdstrike Holdings, Inc. - Class A (a)	3,167	1,260,688
Dell Technologies, Inc. - Class C	4,211	436,260
Enphase Energy, Inc. (a)(b)	1,825	113,661
EPAM Systems, Inc. (a)	773	196,311
F5, Inc. (a)(b)	790	234,835
Fair Isaac Corp. (a)	313	586,424
First Solar, Inc. (a)	1,464	245,249
Fortinet, Inc. (a)	8,705	878,160
Gartner, Inc. (a)	1,036	562,372
Gen Digital, Inc. (b)	7,410	199,403
GoDaddy, Inc. - Class A (a)	1,893	402,546
Hewlett Packard Enterprise Co.	17,834	377,902
HP, Inc.	13,222	429,715
Intel Corp.	59,257	1,151,363
International Business Machines Corp.	12,675	3,240,997
Intuit, Inc. (b)	3,822	2,298,971
Jabil, Inc.	1,539	249,949
Juniper Networks, Inc.	4,519	157,532
Keysight Technologies, Inc. (a)	2,363	421,441
KLA Corp. (b)	1,807	1,334,000
Lam Research Corp.	17,680	1,432,964
Microchip Technology, Inc.	7,342	398,671
Micron Technology, Inc.	15,217	1,388,399
Microsoft Corp.	102,149	42,397,964
Monolithic Power Systems, Inc.	628	400,268
Motorola Solutions, Inc.	2,280	1,069,890
NetApp, Inc.	2,808	342,857
Nvidia Corp.	337,070	40,471,995
NXP Semiconductors NV (b)	3,486	727,005
ON Semiconductor Corp. (a)	5,824	304,828
Oracle Corp. (b)	22,063	3,752,034
Palantir Technologies, Inc. - Class A (a)	28,148	2,321,929
Palo Alto Networks, Inc. (a)	8,983	1,656,645
PTC, Inc. (a)	1,632	315,759
Qualcomm, Inc.	15,246	2,636,491
Roper Technologies, Inc.	1,466	843,903
salesforce.com, Inc.	13,123	4,484,129
Seagate Technology Holdings PLC	2,895	278,962
ServiceNow, Inc. (a)	2,823	2,874,887
Skyworks Solutions, Inc.	2,184	193,852
Super Micro Computer, Inc. (a)(b)	6,912	197,130
Synopsys, Inc. (a)	2,106	1,106,661
TE Connectivity PLC	4,109	608,009
Teledyne Technologies, Inc. (a)	600	306,798
Teradyne, Inc.	2,226	257,749
Texas Instruments, Inc.	12,516	2,310,579
Trimble, Inc. (a)	3,315	248,492
Tyler Technologies, Inc. (a)	551	331,504
VeriSign, Inc. (a)	1,106	237,790
Western Digital Corp. (a)(b)	4,712	306,893
Workday, Inc. - Class A (a)(b)	2,914	763,643
Zebra Technologies Corp. - Class A (a)	707	277,102
		215,460,115

Materials - 1.7%
Air Products & Chemicals, Inc.	3,034	1,017,179
Albemarle Corp. (b)	1,599	134,620
Amcor PLC (b)	19,851	192,952
Avery Dennison Corp.	1,077	200,031
Ball Corp.	4,099	228,314
Celanese Corp.	1,493	106,063
CF Industries Holdings, Inc.	2,369	218,445
Corteva, Inc.	9,406	613,930
Dow, Inc.	9,613	375,388
DuPont de Nemours, Inc.	5,724	439,603
Eastman Chemical Co.	1,578	157,248
Ecolab, Inc.	3,459	865,407
FMC Corp.	1,693	94,435
Freeport-McMoRan, Inc.	19,742	707,751
International Flavors & Fragrances, Inc.	3,506	305,337
International Paper Co. (b)	4,773	265,522
Linde PLC	6,516	2,906,918
LyondellBasell Industries NV - Class A	3,560	269,492
Martin Marietta Materials, Inc.	829	451,075
Mosaic Co.	4,347	121,238
Newmont Goldcorp Corp.	15,643	668,269
Nucor Corp.	3,195	410,334
Packaging Corp. of America	1,191	253,278
PPG Industries, Inc.	3,158	364,370
Sherwin-Williams Co.	3,154	1,129,637
Smurfit WestRock PLC (b)	6,791	360,534
Steel Dynamics, Inc.	1,909	244,734
Vulcan Materials Co.	1,785	489,358
		13,591,462

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	4,130	597,776
CoStar Group, Inc. (a)	5,621	430,569
		1,028,345

Utilities - 2.0%
AES Corp.	9,754	107,294
Alliant Energy Corp.	3,517	207,081
Ameren Corp.	3,651	343,924
American Electric Power Co., Inc.	7,285	716,553
American Water Works Co., Inc.	2,638	328,800
Atmos Energy Corp.	2,127	303,119
CenterPoint Energy, Inc.	8,947	291,404
CMS Energy Corp.	4,104	270,864
Consolidated Edison, Inc. (b)	4,760	446,202
Constellation Energy Corp.	4,284	1,285,114
Dominion Energy, Inc.	11,543	641,675
DTE Energy Co.	2,837	340,100
Duke Energy Corp.	10,588	1,185,750
Edison International	5,285	285,390
Entergy Corp.	5,863	475,372
Evergy, Inc.	3,132	200,980
Eversource Energy	5,017	289,381
Exelon Corp.	13,794	551,760
FirstEnergy Corp.	7,032	279,874
NextEra Energy, Inc.	28,232	2,020,282
NiSource, Inc.	6,395	238,533
NRG Energy, Inc.	2,779	284,681
PG&E Corp.	30,032	470,001
Pinnacle West Capital Corp.	1,550	134,788
PPL Corp.	10,101	339,394
Public Service Enterprise Group, Inc.	6,843	571,664
Sempra	8,669	718,920
Southern Co.	15,049	1,263,363
Vistra Corp.	4,638	779,323
WEC Energy Group, Inc.	4,330	429,796
Xcel Energy, Inc.	7,864	528,461
		16,329,843
TOTAL COMMON STOCKS (Cost $587,393,359)		687,077,250

U.S. TREASURY SECURITIES - 10.3%	Par
United States Treasury Note/Bond
1.75%, 03/15/2025	$9,000,000	8,976,876
4.63%, 06/30/2025	9,000,000	9,011,802
3.00%, 09/30/2025	9,000,000	8,926,250
4.63%, 03/15/2026	8,000,000	8,032,188
4.63%, 06/30/2026	8,000,000	8,041,406
3.50%, 09/30/2026	8,000,000	7,907,188
2.50%, 03/31/2027	8,500,000	8,199,844
3.25%, 06/30/2027	8,000,000	7,821,875
4.13%, 09/30/2027	8,000,000	7,974,531
3.88%, 12/31/2027	8,000,000	7,915,625
TOTAL U.S. TREASURY SECURITIES (Cost $82,825,269)		82,807,585

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares
Real Estate - 1.7%
Alexandria Real Estate Equities, Inc.	2,131	207,453
American Tower Corp.	6,402	1,184,050
AvalonBay Communities, Inc.	1,915	424,192
BXP, Inc.	1,958	143,208
Camden Property Trust	1,459	165,903
Crown Castle, Inc.	5,938	530,145
Digital Realty Trust, Inc. (b)	4,272	700,010
Equinix, Inc.	1,285	1,174,053
Equity Residential	4,653	328,641
Essex Property Trust, Inc.	871	247,860
Extra Space Storage, Inc.	2,901	446,754
Federal Realty Investment Trust	1,027	111,563
Healthpeak Properties, Inc.	9,605	198,439
Host Hotels & Resorts, Inc.	9,599	160,399
Invitation Homes, Inc.	7,806	243,157
Iron Mountain, Inc.	3,992	405,467
Kimco Realty Corp.	9,235	207,326
Mid-America Apartment Communities, Inc.	1,591	242,755
Millrose Properties, Inc. (a)(d)	1,573	16,787
Prologis, Inc.	12,695	1,513,879
Public Storage	2,157	643,821
Realty Income Corp.	11,996	655,461
Regency Centers Corp.	2,232	160,347
SBA Communications Corp.	1,470	290,413
Simon Property Group, Inc.	4,205	731,081
UDR, Inc.	4,123	172,094
Ventas, Inc.	5,744	347,053
VICI Properties, Inc.	14,472	430,831
Welltower, Inc.	8,087	1,103,714
Weyerhaeuser Co.	9,954	304,792
		13,491,648
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,269,308)		13,491,648

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.49% (e)	9,332,732	9,332,732
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,332,732)		9,332,732

TOTAL INVESTMENTS - 98.9% (Cost $692,820,668)		792,709,215
Other Assets in Excess of Liabilities – 1.1%		9,268,297
TOTAL NET ASSETS - 100.0%		$801,977,512
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $9,020,745 which represented 1.1% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $16,787 or 0.0% of net assets as of January 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF
Schedule of Futures Contracts
January 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	1,656	12/19/2025	$32,188,500	$2,128,955
S&P 500 Annual Dividend Index	1,656	12/18/2026	32,726,700	1,775,789
S&P 500 Annual Dividend Index	1,656	12/17/2027	32,871,600	813,385
Net Unrealized Appreciation (Depreciation)				$4,718,130

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Metaurus US Large Cap Div Multiplier 400 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$687,077,250	$–	$–	$687,077,250
U.S. Treasury Securities	–	82,807,585	–	82,807,585
Real Estate Investment Trusts	13,474,861	–	16,787	13,491,648
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	9,332,732
Total Investments	$700,552,111	$82,807,585	$16,787	$792,709,215

Other Financial Instruments:
Futures Contracts	4,718,130	–	–	4,718,130
Total Other Financial Instruments	$4,718,130	$–	$–	$4,718,130

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,332,732 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

QDPL(a)	Balance as of 10/31/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Real Estate Investment Trusts	$ -	-	($896)	-	-	$ -	$ -	$16,787

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

QDPL	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Real Estate Investment Trusts	$16,787	Spin-off price	Security not yet traded	10.67 USD

(a) Table presents information for one security: Millrose Properties Inc, which has been valued between 10.67 USD and 11.21 USD throughout the period.